Intangible Assets and Goodwill	12 Months Ended
Dec. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL
Intangible Assets and Goodwill
At the end of 2012 and 2011, the gross and net amounts of intangible assets were:

(Dollars in Millions)	2012	2011
Intangible assets with definite lives:
Patents and trademarks — gross	$8,890	7,947
Less accumulated amortization	3,416	2,976
Patents and trademarks — net	$5,474	4,971
Customer relationships and other intangibles — gross	$18,755	8,716
Less accumulated amortization	4,030	3,432
Customer relationships and other intangibles — net	$14,725	5,284
Intangible assets with indefinite lives:
Trademarks	$7,648	6,034
Purchased in-process research and development	905	1,849
Total intangible assets with indefinite lives	$8,553	7,883
Total intangible assets — net	$28,752	18,138

Goodwill as of December 30, 2012 and January 1, 2012, as allocated by segment of business, was as follows:

(Dollars in Millions)	Consumer	Pharmaceuticals	Med Devices and Diagnostics	Total
Goodwill at January 2, 2011	$8,144	1,225	5,925	15,294
Acquisitions	251	538	198	987
Currency translation/other	(97)	(42)	(4)	(143)
Goodwill at January 1, 2012	$8,298	1,721	6,119	16,138
Acquisitions	10	46	6,045	6,101
Currency translation/other	211	25	(51)	185
Goodwill at December 30, 2012	$8,519	1,792	12,113	22,424

The weighted average amortization periods for patents and trademarks and customer relationships and other intangible assets are 17 years and 24 years, respectively. The amortization expense of amortizable assets was $1,146 million, $852 million and $748 million before tax, for the fiscal years ended December 30, 2012, January 1, 2012 and January 2, 2011, respectively. The estimated amortization expense for the five succeeding years approximates $1,350 million before tax, per year. Amortization expense is included in cost of products sold.

Intangible assets and goodwill increased by $12.9 billion and $6.0 billion, respectively, based on the purchase price allocation for the Synthes, Inc. acquisition. See Note 20 to the Consolidated Financial Statements for additional details on the Synthes, Inc. acquisition. The increase in intangible assets was partially offset by $0.8 billion in intangible asset write-downs and a $1.2 billion impairment of purchased in-process research and development, primarily related to the discontinuation of the Phase III clinical development of bapineuzumab IV and the partial impairment related to the Crucell vaccine business.